Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012 item
Stock Based Compensation
Number of equity compensation plans			3
Income Taxes
Income tax provision	$ 2,038	$ 2,038
Master Fund | PMOFA
Variable Interest Held in Unconsolidated Variable Interest Entities
Number of entities that hold mortgage loans for Funding II, LLC			2
Maximum exposure of loss from the unconsolidated VIEs			1,436
PennyMac
Income Taxes
Income tax provision			$ 0
Common equity compensation plan | Key members of the management
Stock Based Compensation
Maximum award, percentage of total equity			15.00%
Common equity compensation plan | Three year vesting awards
Stock Based Compensation
Vesting period of common units			3 years
Common equity compensation plan | Four year vesting awards
Stock Based Compensation
Vesting period of common units			4 years
Class C common equity plan | Key members of the management
Stock Based Compensation
Maximum award, percentage of total equity			3.00%
Class C common equity plan | Four year vesting awards
Stock Based Compensation
Vesting period of common units			4 years